Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Total equity reserves [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023	$ 138,014	$ 13,410	$ (1,872)	$ (2,839)	$ 8,699	$ (180,491)	$ (33,778)
Balance, shares at Dec. 31, 2023	87,747,785
IfrsStatementLineItems [Line Items]
Shares issued from exercise of options	$ 1,066	(425)			(425)		641
Shares issued from exercise of options, shares	1,216,100
Share-based compensation expense		105			105		105
Comprehensive income				(105)	(105)	164,484	164,379
Expiration of warrants		(3,821)	3,821
Balance at Dec. 31, 2024	$ 139,080	9,269	1,949	(2,944)	8,274	(16,007)	131,347
Balance, shares at Dec. 31, 2024	88,963,885
IfrsStatementLineItems [Line Items]
Shares issued from exercise of options	$ 6,639	(2,918)			(2,918)		3,721
Shares issued from exercise of options, shares	2,649,909
Share-based compensation expense		2,042			2,042		2,042
Comprehensive income				(274)	(274)	42,222	41,948
Shares issued from vesting of RSUs	$ 297	(297)			(297)
Shares issued from vesting of RSUs, shares	148,334
Shares issued from vesting of PSUs	$ 150	(150)			(150)
Shares issued from vesting of PSUs, shares	200,000
Balance at Dec. 31, 2025	$ 146,166	$ 7,946	$ 1,949	$ (3,218)	$ 6,677	$ 26,215	$ 179,058
Balance, shares at Dec. 31, 2025	91,962,128